Condensed Consolidated Interim Statement of Changes in Equity (unaudited) - CHF (SFr)	SHARE CAPITAL	SHARE PREMIUM	Foreign Currency Translation Reserve	ACCUMULATED DEFICIT	FX TRANSLATION RESERVE	Total
Balance at Dec. 31, 2018	SFr 710,336	SFr 149,286,723	SFr (44,011)	SFr (146,303,398)		SFr 3,649,650
Total comprehensive loss
Net loss				(6,631,901)		(6,631,901)
Other comprehensive income/(loss)			16,446	(72,010)		(55,564)
Total comprehensive loss			16,446	(6,703,911)		(6,687,465)
Transactions with owners of the Company
Capital increase /Exercise of warrants	940,044	8,853,599				9,793,643
Transaction costs		(948,615)				(948,615)
Share based payments				228,920		228,920
Balance at Dec. 31, 2019	1,650,380	157,191,707	(27,565)	(152,778,389)		6,036,133
Total comprehensive loss
Net loss				(8,200,165)		(8,200,165)
Other comprehensive income/(loss)			88,862	(26,118)		62,744
Total comprehensive loss			88,862	(8,226,283)		(8,137,421)
Transactions with owners of the Company
Reduction par value	(1,973,044)	1,973,044
Capital increase /Exercise of warrants	429,466	15,645,530				16,074,996
Transaction costs		(636,858)				(636,858)
Conversion of loan	7,370	3,056,877				3,064,247
Share based payments				368,793		368,793
Balance at Dec. 31, 2020	114,172	177,230,300	61,297	(160,635,879)	SFr 61,297	16,769,890
Total comprehensive loss
Net loss				(6,754,579)		(6,754,579)
Other comprehensive income/(loss)				448,946	(41,922)	407,024
Total comprehensive loss				(6,305,633)	(41,922)	(6,347,555)
Transactions with owners of the Company
Capital increase /Exercise of warrants	8,974	3,885,764				3,894,738
Conversion of loan	5,168	1,366,087				1,371,255
Share based/Asset purchase	7,735	2,266,735		1,078,800		3,353,270
Share based payments	382	92,181		952,349		1,044,912
Balance at Jun. 30, 2021	136,431	184,841,067		(164,910,363)	19,375	20,086,510
Balance at Dec. 31, 2020	114,172	177,230,300	61,297	(160,635,879)	61,297	16,769,890
Total comprehensive loss
Net loss				(17,390,166)		(17,390,166)
Other comprehensive income/(loss)			772	264,984		265,756
Total comprehensive loss			772	(17,125,182)		(17,124,410)
Transactions with owners of the Company
Capital increase /Exercise of warrants	20,822	7,083,869				7,104,691
Transaction costs		(156,817)				(156,817)
Conversion of loan	5,168	1,366,087				1,371,255
Share based/Asset purchase	7,735	2,447,081		1,078,800		3,533,616
Share based payments	1,746	540,956		663,601		1,206,303
Balance (Previously Stated) at Dec. 31, 2021	149,643	188,511,476	SFr 62,069	(176,018,660)		12,704,528
Balance at Dec. 31, 2021	149,643	188,511,476		(175,686,937)	62,069	13,036,251
Total comprehensive loss
Net loss				(7,306,318)		(7,306,318)
Other comprehensive income/(loss)				209,526	(63,477)	146,049
Total comprehensive loss				(7,096,792)	(63,477)	(7,160,269)
Transactions with owners of the Company
Capital increase	21,000	1,597,374				1,618,374
Share based payments				180,808		180,808
Balance at Jun. 30, 2022	SFr 170,643	SFr 190,108,850		SFr (182,602,921)	SFr (1,408)	SFr 7,675,164